Securities - Debt Securities, Held-to-Maturity (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	$ 476,647,000	$ 0
Unrealized Gains	0
Unrealized Losses	(53,421,000)
Allowance for Credit Losses	0
Fair Value	423,226,000	$ 0
Government-sponsored residential mortgage-backed securities
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	276,493,000
Unrealized Gains	0
Unrealized Losses	(30,150,000)
Allowance for Credit Losses	0
Fair Value	246,343,000
Government-sponsored commercial mortgage-backed securities
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	200,154,000
Unrealized Gains	0
Unrealized Losses	(23,271,000)
Allowance for Credit Losses	0
Fair Value	$ 176,883,000